Cover	Jul. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 10, 2024
Entity File Number	001-40734
Entity Registrant Name	AERWINS Technologies Inc.
Entity Central Index Key	0001855631
Entity Tax Identification Number	86-2049355
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	The Walnut Building
Entity Address, Address Line Two	691 Mill St
Entity Address, Address Line Three	Suite 204
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90021
City Area Code	(702)
Local Phone Number	527-1270
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.000001 par value per share
Trading Symbol	AWIN
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false